Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity Attributable to Common Shareholders [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2023	$ 6,855	$ 3,002	$ 6,653	$ (117)	$ 16,393	$ 238	$ 16,631
Balance, shares at Jun. 30, 2023	26,800,000
IfrsStatementLineItems [Line Items]
Net loss for the year			(3,474)		(3,474)	(103)	(3,577)
Other comprehensive loss				217	217	8	225
Total comprehensive loss			(3,474)	217	(3,257)	(95)	(3,352)
Common shares issued, net of costs	$ 22				22		22
Common shares issued, net of costs, shares	2,200
Equity warrant exercised	$ 83				83		83
Equity warrant exercised, shares	110,000
RSU granted		65			65		65
Share-based compensation		795			795		795
Acquisition of OFIT GM and OFIT RT	$ 2,066				2,066	2,509	4,575
OFIT GM and OFIT RT acquisition, shares	278,875
Acquisition of NCI of Solar Alliance		197			197	(291)	(94)
Balance at Jun. 30, 2024	$ 9,026	4,059	3,179	100	16,364	2,361	$ 18,725
Balance, shares at Jun. 30, 2024	27,191,075						27,191,075
IfrsStatementLineItems [Line Items]
Net loss for the year			(31,040)		(31,040)	(76)	$ (31,116)
Other comprehensive loss				(342)	(342)		(342)
Total comprehensive loss			(31,040)	(342)	(31,382)	(76)	(31,458)
Common shares issued, net of costs	$ 3,550				3,550		3,550
Common shares issued, net of costs, shares	990,726
RSU granted		1,612			1,612		1,612
Share-based compensation	384	207			591		591
Equity warrant exercised	$ 176				176		176
Warrants exercised shares	235,000
RSU exercised	$ 1,874	(1,874)
RSU exercised, shares	508,381
Share-based compensation, shares	81,551
Share option exercised	$ 2,919	(2,857)			62		62
Options exercised, shares	457,215
Equity warrant granted	$ 791				791		791
Shelf prospectus shares issued	$ 6,615				6,615		6,615
Shelf prospectus shares issued, shares	2,394,367
Reclassification of NCI to financial liability		804			804	(1,535)	(731)
Acquisition of Solar Flow-Through Funds	$ 19,950				19,950		19,950
Acquisition of Solar Flow-Through Funds, shares	3,575,632
Acquisition of non-controlling interests			108		108	(231)	(123)
Balance at Jun. 30, 2025	$ 45,285	$ 1,951	$ (27,753)	$ (242)	$ 19,241	$ 519	$ 19,760
Balance, shares at Jun. 30, 2025	35,433,947						35,433,947